Property and Equipment,Net - Summary of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 107,526		¥ 119,053
Less: accumulated depreciation	(77,618)		(81,702)
Less: accumulated impairment loss	(3,498)		(5,338)
Property, equipment and software, net	26,410	$ 3,618	32,013
Electronic Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	80,811		86,939
Software
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	18,656		18,656
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	6,319		11,620
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 1,740		¥ 1,838